COMBINED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
COMBINED FINANCIAL INFORMATION
COMBINED FINANCIAL INFORMATION

21.	COMBINED FINANCIAL INFORMATION

The combined financial statements include the financial position and results of operations and cash flows of each of Granite REIT and Granite GP. Below is a summary of the financial information for each entity along with the elimination entries and other adjustments that aggregate to the combined financial statements:

Balance Sheet	As at December 31, 2022

	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
ASSETS
Non-current assets:
Investment properties	$8,839,571	—	—	$8,839,571
Investment in Granite LP(1)	—	40	(40)	—
Other non-current assets	167,189	—	—	167,189
	9,006,760	40	(40)	9,006,760
Current assets:
Assets held for sale	41,182	—	—	41,182
Other current assets	97,310	21	—	97,331
Intercompany receivable(2)	—	15,594	(15,594)	—
Cash and cash equivalents	135,020	61	—	135,081
Total assets	$9,280,272	15,716	(15,634)	$9,280,354

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debt, net	$2,583,930	—	—	$2,583,930
Other non-current liabilities	596,759	—	—	596,759
	3,180,689	—	—	3,180,689
Current liabilities:
Unsecured debt, net	399,707	—	—	399,707
Intercompany payable(2)	15,594	—	(15,594)	—
Other current liabilities	203,935	15,676	—	219,611
Total liabilities	3,799,925	15,676	(15,594)	3,800,007

Equity:
Stapled unitholders’ equity	5,475,335	40	—	5,475,375
Non-controlling interests	5,012	—	(40)	4,972
Total liabilities and equity	$9,280,272	15,716	(15,634)	$9,280,354
(1)    Granite REIT Holdings Limited Partnership ("Granite LP") is 100% owned by Granite REIT and Granite GP.
(2)    Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Balance Sheet	As at December 31, 2021

	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
ASSETS
Non-current assets:
Investment properties	$7,971,158	—	—	$7,971,158
Investment in Granite LP(1)	—	38	(38)	—
Other non-current assets	109,010	—	—	109,010
	8,080,168	38	(38)	8,080,168
Current assets:
Assets held for sale	64,612	—	—	64,612
Other current assets	19,404	—	—	19,404
Intercompany receivable(2)	—	21,429	(21,429)	—
Cash and cash equivalents	402,059	454	—	402,513
Total assets	$8,566,243	21,921	(21,467)	$8,566,697

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debt, net	$2,425,089	—	—	$2,425,089
Other non-current liabilities	655,699	—	—	655,699
	3,080,788	—	—	3,080,788
Current liabilities:
Intercompany payable(2)	21,429	—	(21,429)	—
Other current liabilities	142,492	21,883	—	164,375
Total liabilities	3,244,709	21,883	(21,429)	3,245,163

Equity:
Stapled unitholders’ equity	5,318,615	38	—	5,318,653
Non-controlling interests	2,919	—	(38)	2,881
Total liabilities and equity	$8,566,243	21,921	(21,467)	$8,566,697
(1)    Granite LP is 100% owned by Granite REIT and Granite GP.
(2)    Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Income Statement	Year Ended December 31, 2022
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
Revenue	$455,579	—	—	$455,579
General and administrative expenses	29,465	—	—	29,465
Interest expense and other financing costs	50,967	—	—	50,967
Other costs and expenses, net	73,979	—	—	73,979
Share of (income) loss of Granite LP	—	(2)	2	—
Fair value losses on investment properties, net	219,728	—	—	219,728
Fair value gains on financial instruments, net	(11,383)	—	—	(11,383)
Loss on sale of investment properties	666	—	—	666
Income before income taxes	92,157	2	(2)	92,157
Income tax recovery	(63,665)	—	—	(63,665)
Net income	155,822	2	(2)	155,822
Less net income attributable to non-controlling interests	56	—	(2)	54
Net income attributable to stapled unitholders	$155,766	2	—	$155,768

Income Statement	Year Ended December 31, 2021
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
Revenue	$393,488	—	—	$393,488
General and administrative expenses	38,400	—	—	38,400
Interest expense and other financing costs	47,226	—	—	47,226
Other costs and expenses, net	53,913	—	—	53,913
Share of (income) loss of Granite LP	—	(13)	13	—
Fair value gains on investment properties, net	(1,298,865)	—	—	(1,298,865)
Fair value losses on financial instruments, net	1,214	—	—	1,214
Loss on sale of investment properties	761	—	—	761
Income before income taxes	1,550,839	13	(13)	1,550,839
Income tax expense	240,567	—	—	240,567
Net income	1,310,272	13	(13)	1,310,272
Less net income attributable to non-controlling interests	348	—	(13)	335
Net income attributable to stapled unitholders	$1,309,924	13	—	$1,309,937

Statement of Cash Flows	Year Ended December 31, 2022
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
OPERATING ACTIVITIES
Net income	$155,822	2	(2)	$155,822
Items not involving operating cash flows	135,088	(2)	2	135,088
Changes in working capital balances	292	(394)	—	(102)
Other operating activities	(13,312)	—	—	(13,312)
Cash provided by (used in) operating activities	277,890	(394)	—	277,496
INVESTING ACTIVITIES
Property acquisitions	(492,717)	—	—	(492,717)
Proceeds from disposals, net	63,943	—	—	63,943
Additions to income-producing properties	(54,933)	—	—	(54,933)
Additions to properties under development	(212,245)	—	—	(212,245)
Construction funds in escrow	(4,720)	—	—	(4,720)
Other investing activities	(65,884)	—	—	(65,884)
Cash used in investing activities	(766,556)	—	—	(766,556)
FINANCING ACTIVITIES
Distributions paid	(202,284)	—	—	(202,284)
Other financing activities	416,843	—	—	416,843
Cash provided by financing activities	214,559	—	—	214,559
Effect of exchange rate changes	7,069	—	—	7,069
Net decrease in cash and cash equivalents during the year	$(267,038)	(394)	—	$(267,432)

Statement of Cash Flows	Year Ended December 31, 2021
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
OPERATING ACTIVITIES
Net income	$1,310,272	13	(13)	$1,310,272
Items not involving operating cash flows	(1,051,650)	(13)	13	(1,051,650)
Changes in working capital balances	(1,675)	(371)	—	(2,046)
Other operating activities	5,688	—	—	5,688
Cash provided by (used in) operating activities	262,635	(371)	—	262,264
INVESTING ACTIVITIES
Property acquisitions	(925,447)	—	—	(925,447)
Proceeds from disposals, net	35,428	—	—	35,428
Additions to income-producing properties	(28,003)	—	—	(28,003)
Additions to properties under development	(71,168)	—	—	(71,168)
Construction funds released from escrow	8,341	—	—	8,341
Other investing activities	(44,575)	—	—	(44,575)
Cash used in investing activities	(1,025,424)	—	—	(1,025,424)
FINANCING ACTIVITIES
Distributions paid	(191,082)	—	—	(191,082)
Other financing activities	524,557	—	—	524,557
Cash provided by financing activities	333,475	—	—	333,475
Effect of exchange rate changes	918			918
Net decrease in cash and cash equivalents during the year	$(428,396)	(371)	—	$(428,767)